Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 535	$ 8,137
Restricted deposit		17
Trade receivables		629	327
Other receivables		597	779
Inventory		2,386	1,791
Total current assets		4,164	11,034
NON-CURRENT ASSETS:
Property and equipment, net		59	41
Investment accounted for using the equity method		1,940
Investment at fair value		67
Intangible assets, net		5,714	4,452
Deferred taxes		168	110
Operating lease right-of-use assets		127	138
Total non-current assets		8,075	4,741
TOTAL ASSETS		12,239	15,775
CURRENT LIABILITIES:
Trade payables		709	131
Other payables		1,533	391
Related party payables		66	32
Short-term loans			86
Total current liabilities		2,308	640
NON-CURRENT LIABILITIES:
Derivative liabilities		1,375	2,216
Operating lease liabilities		45	98
Total non-current liabilities		1,420	2,314
TOTAL LIABILITIES		3,728	2,954
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value per share – Authorized: 43,567,567 shares as of December 31, 2023, and December 31, 2022; Issued and outstanding: 1,215,512 shares as of December 31, 2023; 1,153,461 shares as of December 31, 2022(*)	[1]
Additional paid-in-capital		16,787	16,499
Accumulated deficit		(8,276)	(3,678)
TOTAL SHAREHOLDERS’ EQUITY		8,511	12,821
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 12,239	$ 15,775

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2023. See Note 13.